Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 1,354	$ 2,082
Less: Allowance for doubtful accounts	(56)	(55)
Accounts receivable - net	$ 1,298	$ 2,027